Long-Lived Assets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014		Sep. 28, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 21,502		$ 17,588
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,108		7,399
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,477	[1]	7,403	[1]
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,917		$ 2,786

[1]	China includes Hong Kong. Long-lived assets located in China consist primarily of product tooling and manufacturing process equipment and assets related to retail stores and related infrastructure.